Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 77	$ 407	$ 489
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(2)	0	6
Amortisation of tangible and right of use assets	300	283	632
Amortisation of intangible assets	0	1	1
Finance costs and unwinding of obligations	75	65	149
Environmental rehabilitation, silicosis and other provisions	(17)	(40)	(85)
Impairment, derecognition of assets and (profit) loss on disposal	131	2	308
Other expenses (income)	57	11	9
Profit (loss) on sale of assets	(6)	0	(8)
Interest income	(57)	(31)	(81)
Share of associates and joint ventures’ (profit) loss	(75)	(72)	(166)
Other non-cash movements	(33)	17	25
Other exchange losses	52	20	102
Movements in working capital	(186)	(133)	(137)
Cash generated from operations	316	530	1,244
(Increase) decrease in inventories	(19)	(7)	(54)
(Increase) decrease in trade and other receivables	(140)	(98)	(149)
Increase (decrease) in trade, other payables and provisions	(27)	(28)	66
Movements in working capital	$ (186)	$ (133)	$ (137)